Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Financial Instruments [Abstract]
Schedule of fair values of financial instruments as at the consolidated statements
	December 31, 2022		December 31, 2021
	Carrying value $	Fair value $	Carrying value $	Fair value $

Cash and cash equivalents	21,223	21,223	38,616	38,616
Amounts receivable	29	29	10	10
Accounts payable, accrued and other liabilities	9,037	9,037	8,589	8,589
Warrant liabilities	16	16	318	318
Long-term debt	27,458	27,458	18,002	18,002

Schedule of long-term debt
	Total $	Year 1 $	Years 2 to 3 $	Years 4 to 5 $	After 5 years $
Accounts payable and other liabilities	9,037	9,037	–	–	–
Short-term and low value leases	30	13	12	5	–
Lease obligation	1,754	434	843	409	68
Long-term debt	38,656	3,418	28,012	68	7,158
	49,477	12,902	28,867	482	7,226